S000008594 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	10.19%	9.69%		13.94%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.11%	5.15%		9.25%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	7.18%		10.28%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	10.02%		14.27%
Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
Class I | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%		17.59%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.66%	10.08%	14.34%
Performance Inception Date			May 02, 2019
Class R6 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	15.43%
Performance Inception Date			May 02, 2019
Class R6 | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%	18.39%
Performance Inception Date			May 02, 2019